Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book value	$ 1,622,340,367		$ 1,327,992,931
Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book value	46,200,323		13,801,031
Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value		$ 250,000
XXI | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	79,786,900
Book value	80,147,000
XXI | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	2,196,696
Book value	2,896,590
XXV | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	53,701,755
Book value	52,124,711
XXV | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	3,700,000
Book value	4,147,417
XXX | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	144,324
Book value	199,452,758
XXX | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	8,259,529
Book value	12,639,947
XVI | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	325,000		325,000
Book value	478,085,962		442,888,634
XVI | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	83		311
Book value	86,423		514,523
XXVIII | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	31,296
Book value	45,806,911
XXVIII | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	57
Book value	82,216
XXIX | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	110,915
Book value	165,007,864
XXIX | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	4,776
Book value	377,821
XXXI | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	71,864
Book value	103,383,135
XXXI | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	1,032
Book value	1,540,810
LXIV | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	5,120,858
Book value	6,188,094
LXVI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	9,670,050
Book value	10,433,324
LXV | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	5,594,958
Book value	$ 7,807,681
XIV | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			44,640,963
Book value			59,658,928
XIV | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			1,700,000
Book value			2,434,804
XV | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			42,106,850
Book value			61,081,470
XV | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			330,000
Book value			514,204
XVII | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			83,478
Book value			112,109,913
XVII | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			1,231
Book value			1,959,735
XIX | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			97,749
Book value			131,666,835
XIX | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			881
Book value			1,394,592
XX | Banco de Galicia y Bs.As. S.A.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			35,088,750
Book value			42,137,391
XX | Banco de Galicia y Bs.As. S.A. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			2,250,000
Book value			2,959,847
LXI | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			35,000,000
Book value			47,699,211
LXI | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			854,376
Book value			1,271,189
LXII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			30,000,000
Book value			39,537,686
LXII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			1,027,871
Book value			1,409,677
LXIII | Tarjeta Naranja S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			179,163
Book value			241,426,211
LXIII | Tarjeta Naranja S.A.U. | Own debt securities repurchases
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			848
Book value			$ 1,342,460